Short-term investments - Additional Information (Detail) - US Treasury Securities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Nonaccrual [Line Items]
Debt securities, available-for-sale, amortized cost	¥ 13,422,000	¥ 0
Other Nonoperating Income (Expense) [Member]
Debt Securities, Held-to-Maturity, Nonaccrual [Line Items]
Debt securities, available-for-sale, unrealized gain	¥ 174,000	¥ 0